Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
Description	Level	June 30, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$—	$117,285,210

Description	Level	December 31, 2019	December 31, 2018
Assets:
Marketable securities held in Trust Account	1	$117,285,210	$128,396,771